Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	3 Months Ended
Mar. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	546,935
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 4.44
RSU granted (in shares) | shares	593,671
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 4.54
RSUs vested (in shares) | shares	(218,036)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (4.53)
Balance as at the end (none of which are vested) | shares	922,570
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 4.48